Reverse Recapitalization (Tables)	12 Months Ended
Dec. 31, 2022
Reverse Recapitalization [Abstract]
Schedule Of Reverse Recapitalization
The following table illustrates the shares issued to our stockholders after giving effect to the 3.3028 Exchange Ratio in accordance with the transactions contemplated by the Merger Agreement as of the Closing Date and the issuance of shares pursuant to the transactions described above:

Company stockholders	Shares
Class A stockholders immediately prior to merger	17,215,336
Series A preferred stockholders	7,968,316
Series B preferred stockholders	4,597,928
Series B-1 preferred stockholders	2,171,399
2018 convertible noteholders	5,581,416
2019 convertible noteholders	7,846,333
2020 convertible noteholders	4,553,205
Redeemable Series X preferred stockholders	2,140,340
Liberty investors	20,000,000
PIPE investors	5,816,770
Shares issued for Cantor loan repayment	788,021
Shares issued to Sponsor under Forward Purchase Securities Agreement	1,250,000
Issuance of shares for transaction fees	2,058,229
CF V shares	6,837,354
88,824,647